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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 12/31/05
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
This Amendment (Check only one):       / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Rock Hill Investment Management, L.P.
                 --------------------------------------
   Address:      3 Bala Plaza East, Suite 585
                 --------------------------------------
                 Bala Cynwyd, PA 19004
                 --------------------------------------

                 --------------------------------------

Form 13F File Number: 28-11169
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

By:      RHP General Partner, LLC
         -------------------------------
Name:    Keith S. Marlowe
         -------------------------------
Title:   Director
         -------------------------------
Phone:   610-949-9700
         -------------------------------

Signature, Place, and Date of Signing:

       /s/ Keith S. Marlowe           Bala Cynwyd, PA    February 13, 2006
   ------------------------------    -----------------   -----------------
           [Signature]                 [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

REPORT SUMMARY:


Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 37
                                        --------------------

Form 13F Information Table Value Total: $ 271,711
                                        --------------------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    NONE

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                           FORM 13F INFORMATION TABLE

                                          MARKET VALUE
                       TITLE OF             (X$1000)   SHARE / PRN   SHARE/ PUT/ INVESTMENT  OTHER         VOTING AUTHORITY
  NAME OF ISSUER        CLASS     CUSIP      (USD)         AMOUNT     PRN   CALL DISCRETION MANAGERS     SOLE     SHARED     NONE
ABGENIX INC              CNV    00339BAB3       11,769    11,888,000  PRN           SOLE              11,888,000
ALBERTSON'S INC          COM    013104104          214        10,000  SH            SOLE                  10,000
ALTRIA GROUP INC         COM    02209S103          934        12,500  SH            SOLE                  12,500
AMERICAN FINL REALTY
 TRUST                   CNV    02607PAB3       12,513    14,000,000  PRN           SOLE              14,000,000
APRIA HEALTHCARE
 GROUP INC               CNV    037933AB4       13,652    14,129,000  PRN           SOLE              14,129,000
CARNIVAL CORP            CNV    143658AN2        2,745     2,000,000  PRN           SOLE               2,000,000
CEPHALON INC             CNV    156708AP4       33,275    22,500,000  PRN           SOLE              22,500,000
COMMUNITY HEALTH SYS
 INC NEW                 CNV    203668AA6        2,202     1,925,000  PRN           SOLE               1,925,000
CONOCOPHILLIPS           COM    20825C104        1,455        25,000  SH            SOLE                  25,000
DEVON ENERGY CORP
 NEW                     CNV    25179MAA1       12,589    10,935,000  PRN           SOLE              10,935,000
DEVON ENERGY CORP
 NEW                     CNV    25179MAB9       12,054    10,470,000  PRN           SOLE              10,470,000
ECHOSTAR
 COMMUNICATIONS NEW      CNV    278762AG4       13,226    13,526,000  PRN           SOLE              13,526,000
ELINEAR, INC.            COM    286590203           34        85,777  SH            SOLE                  85,777
GTC BIOTHERAPEUTICS
 INC                     COM    36238T104          448       273,225  SH            SOLE                 273,225
GENCORP INC.             CNV    368682AL4       10,404    10,000,000  PRN           SOLE              10,000,000
GREY GLOBAL GROUP
 INC                     CNV    39787MAB4        6,812     5,700,000  PRN           SOLE               5,700,000
HORACE MANN
 EDUCATORS CORP N        CNV    440327AG9        4,638    10,000,000  PRN           SOLE              10,000,000
I-SECTOR CORP            WTS    45031W115           10        19,000  SH    CALL    SOLE                  19,000
IMPLANT SCIENCES
 CORP                    COM    45320R108           52        14,900  SH            SOLE                  14,900
I2 TECHNOLOGIES, INC     CNV    465754AF6           26        26,000  PRN           SOLE                  26,000
IVAX CORP                CNV    465823AG7       25,699    25,508,000  PRN           SOLE              25,508,000
LIGAND
 PHARMACEUTICALS INC     CNV    53220KAB4       15,025     8,250,000  PRN           SOLE               8,250,000
LIPID SCIENCES INC
 ARIZ                    COM    53630P101          203        83,892  SH            SOLE                  83,892
MAVERICK TUBE CORP       CNV    577914AB0       13,061     9,000,000  PRN           SOLE               9,000,000
MEDTRONIC INC            CNV    585055AD8       10,125    10,000,000  PRN           SOLE              10,000,000
MEMORY PHARMACEUTICALS
 CORP                    COM    58606R403          725       317,834  SH            SOLE                 317,834
MICROISLET, INC.         COM    59507Q106          225       145,015  SH            SOLE                 145,015
NEW AMERICA INC          CNV    652482AZ3        2,938     5,000,000  PRN           SOLE               5,000,000
OSI PHARMACEUTICALS
 INC                     CNV    671040AD5        3,825     4,000,000  PRN           SOLE               4,000,000
RETAIL VENTURES INC      COM    76128Y102        1,575       126,600  SH            SOLE                 126,600
SEPRACOR INC             CNV    817315AL8        8,854     8,910,000  PRN           SOLE               8,910,000
SERENA SOFTWARE INC      CNV    817492AB7        4,220     4,000,000  PRN           SOLE               4,000,000
SUNRISE SENIOR LIVING,
 INC                     CNV    86768KAE6        1,242       642,000  PRN           SOLE                 642,000
TERADYNE INC.            CNV    880770AD4       30,968    31,400,000  PRN           SOLE              31,400,000
TIME WARNER INC.         COM    887317105          523        30,000  SH            SOLE                  30,000
VECTOR GROUP LTD         CNV    92240MAC2        9,811     9,860,000  PRN           SOLE               9,860,000
VERIZON GLOBAL FDG
 CORP                    CNV    92344GAN6        3,640     5,800,000  PRN           SOLE               5,800,000